SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

After the period end of March 31, 2021, but prior to the date on which these financial statements were available to be issued, the Company granted 37,000 options in accordance with the Payoneer Inc. 2017 Stock Incentive Plan where each option issued can be exercised to purchase one share of Common Stock of USD 0.01 par value of the Company.

NOTE 18 – SUBSEQUENT EVENTS

In 2021, as of the date on which these financial statements were available to be issued, the Company granted 2,877,446 options and 794,448 restricted stock units in accordance with the Payoneer Inc. 2017 Stock Incentive Plan where each option issued can be exercised to purchase one share of Common Stock of USD 0.01 par value of the Company.

NOTE 18 – SUBSEQUENT EVENTS (cont.)

On February 3, 2021, the Company entered into an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and among the Company, FTAC Olympus Acquisition Corporation, a publicly listed special purpose acquisition company (“FTOC”), New Starship Parent Inc., a Delaware corporation (“New Starship”), Starship Merger Sub I Inc., a Delaware corporation and a direct, wholly owned subsidiary of New Starship (“First Merger Sub”), Starship Merger Sub II Inc., a Delaware corporation and a direct, wholly owned subsidiary of New Starship (“Second Merger Sub” and, together with First Merger Sub, the “Merger Subs”, and together with the Company, FTOC, New Starship and the Merger Subs, the “Parties”). Defined terms used but not otherwise defined herein shall have the meanings ascribed thereto in the Reorganization Agreement.

Pursuant to the Reorganization Agreement, the Parties have agreed that, on the terms and subject to the conditions set forth therein, at the Closing, (i) First Merger Sub will merge with and into FTOC (the “FTOC Merger”), with FTOC surviving as a direct wholly owned subsidiary of New Starship and (ii) immediately thereafter, Second Merger Sub will merge with and into the Company (the “Payoneer Merger” and, together with the FTOC Merger, the “Mergers”) with the Company surviving as a direct wholly owned subsidiary of New Starship (the transactions contemplated by the Reorganization Agreement, the “Reorganization”).

Pursuant to the FTOC Merger, (i) each SPAC Share, other than SPAC Shares that are owned by FTOC, Second Merger Sub or any wholly owned subsidiary of FTOC, will be exchanged for one share of New Starship Common Stock, and (ii) each Public Warrant will become a warrant to purchase New Starship Common Stock on the same terms and conditions.

Pursuant to the Payoneer Merger, (i) each outstanding share of preferred stock of the Company (other than the shares of Series 1 Preferred Stock) (the “Company Preferred Stock”) as of immediately prior to the effective time of the Payoneer Merger (the “Effective Time”) will be converted into Company Common Shares in accordance with the Company’s governing documents and the Reorganization Agreement, (ii) thereafter each Company Common Share will be cancelled in exchange for the right to receive the Per Share Merger Consideration Value (as defined below), (iii) each Company Warrant will become a New Starship Replacement Warrant to acquire a number of shares of New Starship Common Stock as determined by the Exchange Ratio on substantially the same terms and conditions and (iv) each issued and outstanding share of Series 1 Preferred Stock shall remain as an issued and outstanding share of Series 1 Preferred Stock of Starship Surviving Sub, and shall be unaffected by the Mergers. In addition, the treatment of Cashout Vested Company Options, Company Options that are not Cashout Vested Company Options and Company RSUs, in each case, is as further set forth in the Reorganization Agreement. The Per Share Merger Consideration Value may be paid or delivered in cash or newly issued shares of New Starship Common Stock based on a $10.00 per share price, as determined by the Company, subject to (i) the Company’s maintaining a minimum amount of cash immediately following the Closing (determined as set forth in the Reorganization Agreement) and (ii) the cash portion of the Per Share Merger Consideration Value not exceeding 15% of the total Per Share Merger Consideration Value.

In addition, the Company’s stockholders will, upon the terms and conditions of the Reorganization Agreement, be issued up to an additional 30,000,000 shares of New Starship Common Stock (the “Earn-Out Shares”), (a) 50% of which will be issued if at any time during the first 30 months following the Closing Date, the Closing trading price of the shares of New Starship Common Stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period and (b) the remaining 50% of which will be issued if at any time during the first 60 months following the Closing Date, the Closing trading price of the shares of New Starship Common Stock is greater than or equal to $17.00 over any 20 trading days within any 30 trading day period.

NOTE 18 – SUBSEQUENT EVENTS (cont.)

“Per Share Merger Consideration Value” means an amount equal to (a) the sum of (i) $3,118,072 plus (ii) the aggregate per share exercise price with respect to all Company Options (whether or not vested or currently exercisable), plus (iii) the aggregate per share exercise price with respect to all Company Warrants, divided by (b) the sum of (i) the number of outstanding Company Common Shares (assuming the conversion of the shares of Company Preferred Stock into Company Common Shares immediately prior to the Effective Time) and (ii) the number of Company Common Shares that, immediately prior to the Effective Time, are issuable upon exercise in full of all Company Options (whether or not vested or currently exercisable) and Company Warrants and the settlement in full of all Company RSUs (whether or not vested).

The cash component to be paid to the Company’s shareholders is expected to be funded by FTOC’s cash in trust (minus any redemptions by the existing public stockholders of FTOC), as well as by a $300,000 private placement raised at $10.00 per share.